SCHEDULE OF CURRENT AND DEFERRED INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating Loss Carryforwards [Line Items]
Current income tax expenses		$ 24,109	$ 178,029
Deferred income tax expense (recovery)	$ (267,774)	(143,400)	68,580
Income tax expense	(267,774)	$ (119,291)	$ 246,609
Cayman Islands Tax Information Authority [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expenses
Deferred income tax expense (recovery)
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expenses
Deferred income tax expense (recovery)	(267,774)
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expenses
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expenses
Deferred income tax expense (recovery)